Note 7 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses	$ 102	$ 495	$ 465
Accrued salaries and employee benefits	496	368
Accrued director compensation	555	277
Accrued clinical trial costs	382	276	74
Grant liability	637	645	663
Customer deposits	252	112	61
Total	$ 2,424	$ 1,528	$ 1,263